Revision of previously issued financial statements (Tables)	6 Months Ended
Jun. 30, 2022
Revision of previously issued financial statements
Schedule of changes in presentation of items in the financial statements

The impact of the revisions on the consolidated statements of financial position as of March 31, 2022 and 2021, are as follows:

in EUR k	March 31 2022 (as previously reported)	March 31 2022 (revised)	March 31 2021 (as previously reported)	March 31 2021 (revised)
Non‑current assets	36,801	36,801	54,116	54,116
Trade receivables and contract assets	21,125	20,380	28,604	28,520
Current assets	71,301	70,556	91,318	91,234
Total Assets	108,102	107,357	145,434	145,350

Equity and liabilities
Retained earnings and other reserves	(114,120)	(115,927)	(67,691)	(68,455)
Equity	32,806	30,999	63,051	62,287

Other liabilities	-	-	-	680
Non‑current liabilities	46,598	46,598	26,050	26,730

Other liabilities	14,559	15,621	22,591	22,591
Current liabilities	28,698	29,760	56,333	56,333
Total Equity and Liabilities	108,102	107,357	145,434	145,350

The impact of the revisions on the consolidated statements of comprehensive income for the three months ended March 31, 2022 and 2021 are as follows:

in EUR k	For the three months ended March 31 2022 (as previously reported)	For the three months ended March 31 2022 (as revised)	For the three months ended March 31 2021 (as previously reported)	For the three months ended March 31 2021 (revised)
Revenue	10,327	10,191	9,981	9,793
Cost of sales	6,450	6,450	6,208	6,208
Gross profit	3,877	3,741	3,773	3,585
Research and development expenses	4,614	4,614	4,335	4,335
General administrative expenses	7,906	7,906	11,596	11,596
Selling expenses	2,394	2,394	1,949	1,949
Impairment of financial assets	154	116	95	71
Other operating income	733	733	366	366
Other operating expenses	1	1	34	34
Operating loss	(10,459)	(10,557)	(13,870)	(14,034)
Loss for the period from continuing operations	(11,083)	(11,180)	(14,129)	(14,293)
Net income from discontinued operations, net of tax	4,601	4,601	9,240	9,227
Loss for the period	(6,482)	(6,579)	(4,889)	(5,066)
Total comprehensive loss	(6,388)	(6,485)	(4,768)	(4,945)
Loss per share- Basic and diluted (in EUR)	(0.28)	(0.28)	(0.22)	(0.23)

The impact of the revisions on the consolidated statements of financial position as of June 30, 2021 are as follows:

in EUR k	June 30, 2021 (as previously reported)	June 30, 2021 (as revised)
Non‑current assets	52,171	52,171
Trade receivables and contract assets	18,490	18,204
Current assets	68,615	68,329
Total Assets	120,786	120,500

Equity and liabilities
Retained earnings and other reserves	(75,913)	(77,015)
Equity	57,074	55,972

Other liabilities	-	816
Non‑current liabilities	25,295	26,111

Current liabilities	38,417	38,417
Total Equity and Liabilities	120,786	120,500

The impact of the revisions on the consolidated statements of comprehensive income for the three and six months ended June 30, 2021 are as follows:

in EUR k	For the three months ended June 30, 2021 (as previously reported - including Discontinued Operations)	For the three months ended June 30, 2021 (as revised)	For the six months ended June 30, 2021 (as previously reported - including Discontinued Operations)	For the six months ended June 30, 2021 (as revised)
Revenue	9,546	9,209	19,527	19,002
Cost of sales	6,617	6,617	12,825	12,825
Gross profit	2,929	2,592	6,702	6,177
Research and development expenses	4,053	4,053	8,388	8,388
General administrative expenses	10,494	10,494	22,090	22,090
Selling expenses	1,942	1,942	3,891	3,891
Impairment of financial assets	580	544	675	615
Other operating income	1,276	1,276	1,642	1,642
Other operating expenses	2	2	36	36
Operating loss	(12,866)	(13,167)	(26,736)	(27,201)
Loss for the period from continuing operations	(13,165)	(13,466)	(27,294)	(27,759)
Net income from discontinued operations, net of tax	5,145	5,110	14,385	14,338
Loss for the period	(8,020)	(8,356)	(12,909)	(13,421)
Total comprehensive loss	(8,211)	(8,547)	(12,979)	(13,491)
Net loss per share- Basic and diluted (in EUR)	(0.37)	(0.38)	(0.58)	(0.60)

The impact of the revisions on the consolidated statements of financial position as of September 30, 2021 are as follows:

in EUR k	September 30, 2021 (as previously reported)	September 30, 2021 (as revised)
Non‑current assets	45,781	45,781
Trade receivables and contract assets	13,907	13,444
Current assets	50,409	49,946
Total Assets	96,190	95,727

Equity and liabilities
Retained earnings and other reserves	(97,523)	(98,925)
Equity	37,376	35,974

Other liabilities	-	939
Non‑current liabilities	24,136	25,075

Current liabilities	34,678	34,678
Total Equity and Liabilities	96,190	95,727

The impact of the revisions on the consolidated statements of comprehensive income for the three and nine months ended September 30, 2021 are as follows:

in EUR k	For the three months ended September 30, 2021 (as previously reported - including Discontinued Operations)	For the three months ended September 30, 2021 (as revised)	For the nine months ended September 30, 2021 (as previously reported - including Discontinued Operations)	For the nine months ended September 30, 2021 (as revised)
Revenue	9,993	9,661	29,520	28,663
Cost of sales	6,828	6,828	19,653	19,653
Gross profit	3,165	2,833	9,867	9,010
Research and development expenses	3,821	3,821	12,209	12,209
General administrative expenses	10,406	10,406	32,496	32,496
Selling expenses	2,206	2,206	6,097	6,097
Impairment of financial assets	502	471	1,177	1,086
Other operating income	1,011	1,011	2,653	2,653
Other operating expenses	-	-	36	36
Operating loss	(12,759)	(13,060)	(39,495)	(40,261)
Loss for the period from continuing operations	(13,057)	(13,358)	(40,351)	(41,117)
Net income from discontinued operations, net of tax	(8,587)	(8,587)	5,798	5,751
Loss for the period	(21,644)	(21,945)	(34,553)	(35,366)
Total comprehensive loss	(21,558)	(21,859)	(34,537)	(35,350)
Net loss per share- Basic and diluted (in EUR)	(0.96)	(0.97)	(1.55)	(1.58)

The impact of the revisions on the consolidated statements of financial position as of December 31, 2021, 2020 and 2019, are as follows:

in EUR k	Dec 31, 2021 (as previously reported)	Dec 31, 2021 (as revised)	Dec 31, 2020 (as previously reported)	Dec 31, 2020 (as revised)	Dec 31, 2019 (as previously reported)	Dec 31, 2019 (as revised)
Non‑current assets	40,534	40,534	53,084	53,084	49,401	49,401

Trade receivables and contract assets	24,337	23,646	29,199	29,250	16,593	16,554
Current assets	51,477	50,786	97,046	97,097	68,109	68,070
Total Assets	92,011	91,320	150,130	150,181	117,510	117,471

Equity and liabilities
Issued capital	2,708	2,708	2,654	2,654	2,383	2,383
Capital reserve	133,897	133,897	125,916	125,916	98,099	98,099
Retained earnings and other reserves	(107,705)	(109,414)	(62,888)	(63,477)	(40,622)	(40,865)
Non‑controlling interests	193	193	95	95	(938)	(938)
Equity	29,093	27,384	65,777	65,188	58,922	58,679

Other liabilities	-	1,018	-	640	-	204
Non‑current liabilities	23,501	24,519	27,235	27,875	29,588	29,792

Current liabilities	39,417	39,417	57,118	57,118	29,000	29,000
Total Equity and Liabilities	92,011	91,320	150,130	150,181	117,510	117,471

The impact of the revisions on the consolidated statements of comprehensive income for the years ended December 31, 2021, 2020, and 2019 are as follows:

in EUR k	Dec 31, 2021 (as previously reported)	Dec 31, 2021 (as revised)	Dec 31, 2020 (as previously reported)	Dec 31, 2020 (as revised)	Dec 31, 2019 (as previously reported)	Dec 31, 2019 (as revised)
Revenue	189,923	188,672	128,381	127,679	48,780	48,538
Cost of sales	160,448	160,448	83,437	83,437	26,005	26,005
Gross profit	29,475	28,224	44,944	44,242	22,775	22,533
Research and development expenses	19,297	19,297	14,935	14,935	9,590	9,590
General administrative expenses	46,739	46,739	40,160	40,160	23,160	23,160
Selling expenses	9,860	9,860	8,026	8,026	9,254	9,254
Impairment of financial assets	1,140	1,009	3,738	3,382	752	752
Other operating income	3,209	3,209	2,394	2,394	3,781	3,781
Other operating expenses	86	86	182	182	1,284	1,284
Real estate transfer tax expenses	-	-	-	-	1,200	1,200
Operating loss	(44,438)	(45,558)	(19,703)	(20,049)	(18,684)	(18,926)
Loss for the year	(45,262)	(46,382)	(21,378)	(21,724)	(20,855)	(21,097)
Total comprehensive loss	(44,719)	(45,839)	(21,426)	(21,772)	(20,839)	(21,081)
Loss per share- Basic and diluted (in EUR)	(1.98)	(2.04)	(1.02)	(1.04)	(1.27)	(1.28)

The impact of the revisions on the consolidated statements of cash flows as of June 30, 2021 are as follows:

	For the six months ended June 30
	2021	2021 (Revised)
Operating activities

Loss before taxes from continuing operations	(27,170)	(27,635)
Income before taxes from discontinued operations	14,385	14,338
Loss before taxes	(12,785)	(13,297)

Adjustments to reconcile loss to cash flow from operating activities

Amortization and depreciation	6,670	6,670
Interest expense	471	471
Expected credit loss allowances on trade receivables and contract assets	675	675
Gain on revaluation of credit loss allowance on trade receivables and contract assets	—	—
Gain on disposal of property, plant and equipment	—	—
Share‑based payment (true up)/ expenses	4,276	4,276
Tax expense	124	124
Other non‑cash items	126	126

Changes in operating assets and liabilities
Inventories	2,124	2,124
Trade receivables and contract assets	10,034	10,370
Other assets	328	328
Trade payables	(17,722)	(17,722)
Other liabilities	(2,151)	(1,975)

Thereof cash flow (used in) continuing operating activities	(16,650)	(16,603)
Thereof cash flow from discontinued operating activities	8,820	8,773
Net cash flow (used in) operating activities	(7,830)	(7,830)

Investing activities
Cash flow received/ (used in) investing activities	(4,785)	(4,785)

Financing activities
Net cash flow from/ (used in) financing activities	(761)	(761)

Changes in cash and cash equivalents	(13,376)	(13,376)
Cash and cash equivalents at the beginning of the period	48,156	48,156
Cash and cash equivalents at the end of the period	34,780	34,780